CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2015	Jun. 30, 2014
CURRENT ASSETS
Cash		$ 80
Total Current Assets		80
TOTAL ASSETS		$ 80
CURRENT LIABILITIES
Accounts payable and accrued liabilities	$ 236,666
Cash overdraft	1,034
Total current liabilities	237,700
Convertible notes payable, net of discount of $220,235 and $0, respectively	1,570
Accrued interest payable	1,344
TOTAL LIABILITIES	240,614
STOCKHOLDER'S EQUITY (DEFICIT)
Common stock, $0.001 par value; 20,000,000 authorized; 10,183,927 shares issued and outstanding at June 30, 2015 and June 30, 2014	10,184	$ 10,184
Series E Preferred Stock, $0.000001 par value; 1,000,000 shares authorized; 1,000,000 and no shares issued and outstanding at June 30, 2015 and June 30, 2014, respectively	1
Common stock payable	19,500
Additional Paid-in Capital	1,046,242	$ 814,438
Accumulated Deficit	(1,316,541)	(824,542)
Total stockholders' equity (deficit)	$ (240,614)	80
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)		$ 80